Fair Value of Financial Instruments (Details) - Schedule of financial assets and financial liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Notes payable
Private warrants
Obligation to issue registered shares of Class A Common Stock
Bridge warrants
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Notes payable
Private warrants
Obligation to issue registered shares of Class A Common Stock
Bridge warrants
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Notes payable	26,008	161,282
Private warrants	52	642
Obligation to issue registered shares of Class A Common Stock		$ 12,635
Bridge warrants	$ 95,130